As filed with the U.S. Securities and Exchange Commission on December 23, 2020.

File Nos.
333-13601
811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	94 [X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	96 [X]

FRANKLIN FUND ALLOCATOR SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 22, 2021 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(b)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Franklin Founding Funds Allocation Fund, a series of the Registrant (Fund). This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

PART A AND PART B

Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (“PEA 88”), relating only to the Franklin Founding Funds Allocation Fund, a series a series of the Registrant (the “Fund”), was filed on August 3, 2020, (Accession # 0001379491-20-003536) pursuant to Rule 485(a)(2).  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on September 30, 2020 (Accession # 0001022804-20-000043) for the sole purpose of designating October 30, 2020 as the new effective date for PEA 88, Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on October 29, 2020 (Accession # 0001022804-20-000049) for the sole purpose of designating November 27, 2020 as the new effective date for PEA 88 and Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, was filed on November 25, 2020 (Accession # 0001022804-20-000052) for the sole purpose of designating December 24, 2020 as the new effective date for PEA 88. Pursuant to Rule 485(b)(1)(iii) of the 1933 Act, this Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A, relating only to the Fund, is being filed for the sole purpose of designating January 22, 2021 as the new date upon which PEA 88 shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 88, are incorporated herein by reference in their entirety into this filing.

FRANKLIN FUND ALLOCATOR SERIES
FILE NOS. 811-07851 & 333-13601

PART C
OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Fund Allocator Series dated May 18, 2018

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(b) By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Fund Allocator Series dated May 18, 2018

Filing: Post-Effective Amendment No. 75 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2018

(ii) Certificate of Amendment of By-laws of Franklin Fund Allocator Series dated January 17, 2019

Filing: Post-Effective Amendment No. 84 to Registration

Statement on Form N-1A

File No. 333-13601

 Filing Date: September 27, 2019

(c) Instruments Defining Rights of Security Holders

(i) Amended and Restated Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions and Redemptions
(d) Articles VIII
(e) Miscellaneous – Section 1, 4, 5 and 6

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VII, Records and Reports – Section 1, 2, 3 and 5
(c) Article IX, General Matters: - Sections 3 and 4
(d)Articles X, Amendments – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund), Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(ii)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(iii)

Amended and Restated Investment Management and Asset Allocation Agreement between Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin Advisers, Inc. dated December 29, 2017

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(iv)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2020 Fund and Franklin Payout 2021 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(v)

Investment Management Agreement between Registrant on behalf of Franklin Payout 2022 Fund and Franklin Payout 2023 Fund and Franklin Advisers, Inc. dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Investment Management Agreement between Registrant on behalf of Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund and Franklin Advisers, Inc. dated August 1, 2019

Filing: Post-Effective Amendment No. 84 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2019

(vii)

Amended and Restated Investment Management and Asset Allocation Agreement on behalf of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund dated December 29, 2017

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(viii)

Amended and Restated Investment Management Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund and Franklin Advisers, Inc. dated May 1, 2016

Filing: Post-Effective Amendment No. 60 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2016

(e) Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated June 30, 2020 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: February 15, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 21, 1998

(iv)

Amendment dated February 25, 2020 and Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 89 to Registration    Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(vi)

Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(vii)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: November 29, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 66 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 47 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 13, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: June 30, 1997

(xi)

Amendment dated February 2020 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 86 to Registration   Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xii)

Supplement to the Master Custody Agreement Hong Kong- China Connect Service on behalf of Franklin Emerging Market Core Equity (IU) Fund dated July 26, 2018, revised Exhibit A dated August 1, 2019

Filing: Post-Effective Amendment No. 86 to Registration    Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing: Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(ii)

Amended and Restated Fund Administration Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund) and Franklin Templeton Services, LLC dated February 28, 2012

Filing Post-Effective Amendment No. 30 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 26, 2012

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin LifeSmart 2015 Retirement Target Fund), Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin Conservative Allocation Fund (formerly, Franklin Templeton Conservative Allocation Fund), Franklin Growth Allocation Fund (formerly, Franklin Templeton Growth Allocation Fund) and Franklin Moderate Allocation Fund (formerly, Franklin Templeton Moderate Allocation Fund) between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2013 and amended as of May 1, 2014

Filing: Post-Effective Amendment No. 48 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: February 27, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated November 1, 2017 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 73 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2018

(v)

Subcontract for Fund Administrative Services on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated May 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Subcontract for Fund Administrative Services on behalf of Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated June 1, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Subcontract for Fund Administrative Services on behalf of Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund dated August 1, 2019

Filing: Post-Effective Amendment No. 84 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2019

(viii)

Transfer Agent and Shareholder Services Agreement between the registrant and Franklin Templeton Investor Services, LLC on behalf of Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund dated August 1, 2019

Filing: Post-Effective Amendment No. 84 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: September 27, 2019

(ix)

Amendment to the Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JP Morgan Chase Bank, N.A. dated January 22, 2020

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(i) Legal Opinion

(i) Opinion and Consent of Counsel dated September 15, 1998 Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: September 21, 1998

(ii)

Opinion and Consent of Counsel dated June 26, 2013 for Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund

Filing: Post-Effective Amendment No. 38 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: June 27, 2013

(iii)

Opinion and Consent of Counsel dated April 27, 2015 for Franklin LifeSmart™ 2055 Retirement Target Fund

Filing: Post-Effective Amendment No. 50 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: April 27, 2015

(iv)

Opinion and Consent of Counsel dated May 28, 2015 for Franklin Payout 2020 Fund, Franklin Payout 2021 Fund, Franklin Payout 2022 Fund and Franklin Payout 2023 Fund

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: May 28, 2015

(v)

Opinion and Consent of Counsel dated August 1, 2019 for Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund

Filing: Post-Effective Amendment No. 82 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: August 16, 2019

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Subscription Agreement between Registrant on behalf of Franklin Conservative Target Fund (formerly, Franklin Templeton Conservative Target Fund), Franklin Moderate Target Fund (formerly, Franklin Templeton Moderate Target Fund) and Franklin Growth Target Fund (formerly, Franklin Templeton Growth Target Fund) and Franklin Resources, Inc. dated December 19, 1996

Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: December 27, 1996

(ii)

Subscription Agreement between Registrant on behalf of Franklin Corefolio Allocation Fund (formerly, Franklin Templeton Corefolio Allocation Fund), and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iii)

Subscription Agreement between Registrant on behalf of Franklin Founding Funds Allocation Fund (formerly, Franklin Templeton Founding Funds Allocation Fund) and Franklin Resources, Inc. dated August 15, 2003

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: May 19, 2004

(iv)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund (formerly, Franklin Templeton 2015 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(v)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund (formerly, Franklin Templeton 2025 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vi)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund (formerly, Franklin Templeton 2035 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(vii)

Subscription Agreement between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund (formerly, Franklin Templeton 2045 Retirement Target Fund) and Franklin Resources, Inc. dated July 31, 2006

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2009

(m) Rule 12b-1 Plan

(i)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(ii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(iii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Growth Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(iv)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Moderate Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(v)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(vi)

Form of Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund and Franklin Moderate Allocation Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(vii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(viii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2025 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

 Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(ix)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(x)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xi)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund and Franklin LifeSmart™ 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 86 to Registration  Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xii)

Form of Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund and Franklin LifeSmart™ 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 86 to Registration  Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xiii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xiv)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2030 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xv)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xvi)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2050 and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xvii)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xviii)

Form of Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xix)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xx)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xxi)

Form of Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin LifeSmart™ 2055 Retirement Target Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xxii)

Distribution Plan to Rule 12b-1 between the Registrant on behalf of Franklin U.S. Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund dated August 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xxiii)

Form of Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Conservative Allocation Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xxiv)

Form of Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(xxv)

Form of Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2020

(n) Rule 18f-3 Plan

(i)

Amended Multiple Class Plan for Franklin LifeSmart™ 2020 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(ii)

Amended Multiple Class Plan for Franklin LifeSmart™ 2025 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(iii)

Amended Multiple Class Plan for Franklin LifeSmart™ 2030 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(iv)

Amended Multiple Class Plan for Franklin LifeSmart™ 2035 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(v)

Multiple Class Plan for Franklin Payout 2020 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vi)

Multiple Class Plan for Franklin Payout 2021 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2022 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(vii)

Multiple Class Plan for Franklin Payout 2023 Fund dated February 24, 2015

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: September 28, 2015

(x)

Amended Multiple Class Plan for Franklin Corefolio Allocation Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 82 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: August 16, 2019

(xi)

Amended Multiple Class Plan for Franklin Founding Funds Allocation Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xii)

Amended Multiple Class Plan for Franklin Conservative Allocation Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 82 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: August 16, 2019

(xiii)

Amended Multiple Class Plan for Franklin Moderate Allocation Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 82 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: August 16, 2019

(xiv)

Amended Multiple Class Plan for Franklin Growth Allocation Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 82 to Registration

Statement on Form N-1A

File No. 333-13601

Filing Date: August 16, 2019

(xvii)

Amended Multiple Class Plan for Franklin LifeSmart™ 2040 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xviii)

Amended Multiple Class Plan for Franklin LifeSmart™ 2045 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xix)

Amended Multiple Class Plan for Franklin LifeSmart™ 2050 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xx)

Amended Multiple Class Plan for Franklin LifeSmart™ 2055 dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(xxi)

Amended Multiple Class Plan for Franklin LifeSmart™ Retirement Income Fund dated February 27, 2018 amended October 5, 2018

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-13601

Filing Date: April 28, 2020

(p) Code of Ethics

(i) Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: April 26, 2019

(q) Power of Attorney

(i) Power of Attorney dated May 21, 2019 Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A File No. 333-13601 Filing Date: August 16, 2019

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 22nd day of December, 2020.

FRANKLIN FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	Chief Executive Officer-Investment Management
Edward D. Perks	Dated: December 22, 2020

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and Administration
Matthew T. Hinkle	Dated: December 22, 2020

GASTON GARDEY*	Chief Financial Officer and Chief Accounting Officer
Gaston Gardey	Dated: December 22, 2020

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: December 22, 2020

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: December 22, 2020

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: December 22, 2020

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: December 22, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: December 22, 2020

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: December 22, 2020

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: December 22, 2020

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: December 22, 2020

*By:  /s/Steven J. Gray

Steven J. Gray, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN FUND ALLOCATOR SERIES

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

Exhibit	Description

None